Share capital - Narrative (Details) £ / shares in Units, $ / shares in Units, $ in Millions			12 Months Ended
	Jan. 09, 2019 GBP (£)	Mar. 29, 2018 GBP (£) £ / shares shares	Jan. 31, 2019 GBP (£) £ / shares shares	Jan. 31, 2018 GBP (£) £ / shares shares		Jan. 31, 2017 GBP (£) shares	Jan. 09, 2019 USD ($) $ / shares shares	Jan. 09, 2019 GBP (£) shares
Disclosure of classes of share capital [line items]
Share capital			£ 1,604,000	£ 736,000	[1]
Proceeds from exercise of share options			102,000	392,000	[1]	£ 283,000
Dividends declared			0	0
Dividends paid			£ 0	£ 0
Ordinary shares
Disclosure of classes of share capital [line items]
Number of shares issued and fully paid (in shares) | shares		8,333,333	160,389,881	73,563,624		61,841,566	78,125,000	78,125,000
Par value per share (in pounds per share) | £ / shares		£ 1.80	£ 0.01	£ 0.01
Share capital		£ 15,000,000	£ 1,604,000	£ 736,000
Share issue related cost		£ 900,000
American Depository Shares
Disclosure of classes of share capital [line items]
Number of shares issued and fully paid (in shares) | shares							15,625,000	15,625,000
Par value per share (in pounds per share) | $ / shares							$ 1.60
Share capital							$ 25.0	£ 19,600,000
Share issue related cost	£ 400,000
Number of ordinary shares | shares							5	5

[1]	See Note 3 - ‘Changes to accounting policies - Adoption of IFRS 15 Revenue from contracts with customers.’